Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
STOCK OPTIONS
4.	STOCK OPTIONS

Stock Options

The Company did not grant any stock options during the three months ended September 30, 2020 and 2019, respectively.

	9/30/2020		9/30/2019
	Number of Options	Weighted average exercise price	Number of Options	Weighted average exercise price
Outstanding as of the beginning of the periods	15,950,000	$0.23	15,950,000	$0.23
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Outstanding as of the end of the periods	15,950,000	$0.23	15,950,000	$0.23
Exercisable as of the end of the periods	15,950,000	$0.23	15,950,000	$0.23

The weighted average remaining contractual life of options outstanding as of September 30, 2020 and 2019 was as follows:

9/30/2020				9/30/2019
Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)	Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)
$0.09	2,450,000	2,450,000	1.73	$0.09	2,450,000	2,450,000	2.73
$0.26	13,500,000	13,500,000	2.18	$0.26	13,500,000	13,500,000	3.18
	15,950,000	15,950,000			15,950,000	15,950,000

The stock-based compensation expense recognized in the statement of operations during the nine months ended September 30, 2020 and 2019, related to the granting of these options was $0 and $0, respectively.

As of September 30, 2020 and 2019, respectively, there was no intrinsic value with regards to the outstanding options.

4.	STOCK OPTIONS

Stock Options

The Company did not grant any stock options during the years ended December 31, 2019 and 2018, respectively.

	12/31/2019		12/31/2018
	Number of Options	Weighted average exercise price	Number of Options	Weighted average exercise price
Outstanding as of the beginning of the periods	15,950,000	$0.23	15,975,000	$0.23
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	(25,000)	0.40
Outstanding as of the end of the periods	15,950,000	$0.23	15,950,000	$0.23
Exercisable as of the end of the periods	15,950,000	$0.23	15,950,000	$0.23

The weighted average remaining contractual life of options outstanding as of December 31, 2019 and 2018 was as follows:

12/31/2019				12/31/2018
Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)	Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)
$0.09	2,450,000	2,450,000	2.23	$0.09	2,450,000	2,450,000	3.23
$0.26	13,500,000	13,500,000	2.37	$0.26	13,500,000	13,500,000	3.67
	15,950,000	15,950,000			15,950,000	15,950,000

The stock-based compensation expense recognized in the statement of operations during the years ended December 31, 2019 and 2018, related to the granting of these options was $0 and $0, respectively.

As of December 31, 2019 and 2018, respectively, there was no intrinsic value with regards to the outstanding options.